Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Before Income Taxes	Income before income tax expense for the years ended December 31, 2024, 2023 and 2022 consisted of:

(in thousands)	2024	2023	2022

Pretax income in the Netherlands	$20,624	$63,676	$61,431
Pretax income from foreign operations	100,523	366,133	451,170
Total income before income tax expense	$121,147	$429,809	$512,601

Provision for Income Taxes	Income tax expense for the years ended December 31, 2024, 2023 and 2022 are as follows:

(in thousands)	2024	2023	2022

Current:
The Netherlands	$14,347	$11,393	$9,672
Foreign	46,250	66,382	89,321
	60,597	77,775	98,993
Deferred:
The Netherlands	9,137	(5,535)	(683)
Foreign	(32,178)	16,266	(8,920)
	(23,041)	10,731	(9,603)
Total income tax expense	$37,556	$88,506	$89,390

Difference Between Income Taxes Computed at Statutory Rate and Reported Income Taxes and Effective Tax Rate	The principal items comprising the differences between income taxes computed at the Netherlands' statutory income tax rate and our effective tax rate for the years ended December 31, 2024, 2023 and 2022 are as follows:

(percent)	2024	2023	2022

The Netherlands' statutory income tax rate	25.8%	25.8%	25.8%
Taxation of foreign operations, net(1)	(13.5)	(7.6)	(4.9)
Unrecognized tax benefits(2)	15.9	3.1	0.9
Share-based compensation	2.8	(0.3)	(0.5)
Prior year taxes	1.2	0.3	(1.1)
Government incentives(3)	(2.8)	(1.0)	(0.5)
Changes in tax laws and rates	(0.2)	0.2	(0.2)
Tax impact from nondeductible (deductible) items	1.2	1.3	(1.9)
Valuation allowance	(0.8)	(1.8)	0.0
Other items, net	1.4	0.6	(0.2)
Effective tax rate	31.0%	20.6%	17.4%
(1)Our effective tax rate reflects our global operations where certain income or loss is taxed at rates higher or lower than the Netherlands’ statutory income tax rate as well as the benefit of some income being partially exempt from income taxes. These foreign tax benefits are due to a combination of favorable tax laws, regulations and exemptions in certain jurisdictions. Partial tax exemptions exist on foreign income primarily derived from operations in Germany. Further, we have intercompany financing arrangements in which the intercompany income is subject to lower statutory income tax rates. The Organization for Economic Co-operation and Development (OECD) has implemented a global minimum corporate tax of 15% for companies with global revenues and profits above certain thresholds (referred to as Pillar Two) effective January 1, 2024. The Netherlands formally enacted the Pillar Two legislation into domestic law. We recorded $11.5 million top-up tax in relation to our operations in Dubai (United Arab
Emirates) and Poland in 2024.
(2)Unrecognized tax benefits include the impact from reassessment of accruals for tax contingencies, primarily related to ongoing taxing authority examinations.
(3)Government incentives include tax credits in the U.S. relating to research and development expense.

Changes in Amounts of Unrecognized Tax Benefits	Changes in the amount of unrecognized tax benefits for the years ended December 31, 2024, 2023 and 2022 are as follows:

(in thousands)	2024	2023	2022

Balance at beginning of year	$95,558	$79,283	$103,618
Additions based on tax positions related to the current year	9,447	9,632	9,754
Additions for tax positions of prior years	10,402	7,839	4,544
Decrease for tax position of prior years	(271)	(3,832)	(8,958)
Decrease related to settlements	(439)	(119)	(23,346)
Decrease due to lapse of statute of limitations	—	—	(580)
(Decrease) increase from currency translation	(5,770)	2,755	(5,749)
Balance at end of year	$108,927	$95,558	$79,283

Components of Net Deferred Tax Assets and Liabilities	The components of the net deferred tax assets at December 31,
2024 and 2023 are as follows:

(in thousands)	2024	2023

Deferred tax assets:
Net operating loss and tax credit carryforwards	$33,875	$42,944
Intangible assets	47,409	30,084
Accrued and other liabilities	27,746	25,375
Share-based compensation	15,899	25,598
Property, plant and equipment	3,397	2,249
Convertible notes	1,215	2,173
Inventories	5,392	4,268
Disallowed interest carryforwards	683	1,157
Other	8,662	7,133
Total deferred tax assets before valuation allowance	144,278	140,981
Valuation allowance	(10,894)	(13,214)
Total deferred tax assets, after valuation allowance	$133,384	$127,767

Deferred tax liabilities:
Intangible assets	($41,386)	($50,723)
Property, plant and equipment	(38,900)	(46,536)
Inventories	(716)	(579)
Other	(5,010)	(4,178)
Total deferred tax liabilities	($86,012)	($102,016)

Deferred tax assets, net	$47,372	$25,751

Change in the Valuation Allowance	The changes in the valuation allowance for the years ended December 31, 2024, 2023 and 2022 were as follows:

(in thousands)	2024	2023	2022

Balance at beginning of year	($13,214)	($21,265)	($21,326)
Additions charged to income tax expense	(405)	(2,015)	(4,470)
Deductions charged to income tax expense	1,383	9,719	4,287
Currency translation	1,342	347	244
Balance at end of year	($10,894)	($13,214)	($21,265)